Organization and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies	Organization and Summary of Significant Accounting Policies
Organization
Privia Health Group, Inc. (“we”, “our” the “Company”) a wholly owned subsidiary of Brighton Health Group Holdings, LLC (“BHG Holdings”) (formerly MC Acquisition Holdings I, LLC, HoldCo), became the sole shareholder of PH Group Holdings Corp. (“PH Holdings”) (formerly Brighton Health Services Holding Corporation) effective August 11, 2016.
PH Holdings was incorporated on January 17, 2014 as a holding company for Privia Health, LLC (“Privia”). On August 29, 2014, PH Holdings, acquired 100% of the outstanding common units and voting interest of Privia (the “Privia Acquisition”). We are a technology-driven, national physician-enablement company designed to transform the healthcare delivery experience for physicians and patients, while increasing value to payers. We enter markets, organize providers, drive operational and clinical improvements, and transition the market to value-based care (“VBC”).
On September 25, 2015, the Company acquired 75.5% of Complete MD Solutions LLC. Complete MD Solutions LLC provides administrative services to physician groups.
Privia Management Services Organization (“PMSO”) is a majority owned subsidiary of the Company started with a large health system in Florida during 2019 to jointly bring independent physicians together into a physician practice management and population health group. The Company owns 51% and consolidates PMSO within the consolidated financial statements
The Company uses the same operational and financial model in each market. As of December 31, 2020, Privia operates in six markets: 1) the Mid-Atlantic Region (states of Virginia, Maryland and the District of Columbia); 2) the state of Georgia; 3) the Gulf Coast Region (Houston, Texas); 4) North Texas (Dallas/Fort Worth, Texas); 5) Central Florida and 6) the state of Tennessee.
Medical groups are formed in each market with the primary purpose to operate as a physician group practice with healthcare services being furnished through physician members (“Privia Physicians”) and non-physician clinicians (together, “Privia Providers”) supervised by Privia Physicians. Privia Physicians typically enter into a Physician Member Services Agreement (“PMSA”) with a medical group, which requires the Privia Physician to provide healthcare services through and on behalf of the medical group. In conjunction with the PMSA, the medical group enters a Support Services Agreement (“SSA”) with the Privia Physician’s historic practice entity (“Affiliated Practice”) whereby the Affiliated Practice provides certain subcontracted services to the medical group to allow the medical group to operate at the practice location. The Company does not own any Affiliated Practice, nor does the Company have risk of loss related to the Affiliated Practices, rather they are typically owned by certain Privia Physicians. The Company’s ownership varies by state, creating two types of medical groups: Owned Medical Groups and Non-Owned Medical Groups. The Company majority owns Owned Medical Groups in those markets where medical group ownership is allowed with Privia Physicians owning, in the aggregate, the minority interest in the medical group. In other markets where state regulations do not allow the Company to own the medical group, such Non-Owned Medical Groups are 100% owned by the Privia Physicians. Owned Medical Groups are consolidated into the Company, while Non-Owned Medical Groups are not. For Non-Owned Medical Groups, please refer to the discussion of “Variable Interest Entities” for further discussion.
The Company also forms local management companies to provide administrative and management services (“MSOs”) to the medical groups through a Management Services Agreement (“MSA”) in each market. The Company owns 100% of all MSOs, except two where the Company is the at least the majority owner.
Within each market, Privia has three different sources of revenue: 1) Fee-for-service (“FFS”) revenue consisting of: a) FFS-patient care revenue which is primarily earned through Owned Medical Groups and b) FFS-administrative services revenue which is primarily earned by owned MSOs from Non-Owned Medical Groups through the MSAs; 2) VBC revenue consisting of: a) care management fees (“PMPM”) and b) shared savings both of which are primarily earned through Company-owned Accountable Care Organizations (“ACOs”) in each market;
and 3) Other revenue which is earned from services provided to patients of both Owned and Non-Owned Medical Groups and CARES Act funds received.
Basis of Presentation
The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its subsidiaries. Amounts shown on the consolidated statements of operations within the operating expense categories of physician and practice expense, cost of platform, selling and marketing, and general and administrative are recorded exclusive of depreciation and amortization.
All significant intercompany transactions are eliminated in consolidation.
Variable Interest Entities
Management evaluates the Company’s ownership, contractual, and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors. If the Company determines that an entity in which it holds a contractual, or ownership, interest is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively.
The Company evaluated its relationship with the Non-Owned Medical Groups and their Affiliated Practices as well as its relationship with Affiliated Practices associated with Owned Medical Groups to determine if any of these entities should be subject to consolidation. The Company does not have ownership interest in any Affiliated Practices; nor does the Company have an ownership in Non-Owned Medical Groups. The PMSA and SSA entered by Non-Owned Medical Groups with their Privia Physician members and the Affiliated Practices are not contractual relationships within Privia’s legal structure. The only contractual relationship between Privia and Non-Owned Medical Groups is established through the MSA. Management has determined, based on the provisions of the MSAs between the Company and Non-Owned Medical Groups, and after considering the requirements of Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), the Company is not required to consolidate the financial position or results of operations of the Affiliated Practices associated with Owned Medical Groups; nor is it required to consolidate the financial position or results of operations of Non-Owned Medical Groups (and, therefore, the Company is not required to consolidate the Affiliated Practices of the Non-Owned Medical Groups).
ASC 810 requires the Company to consolidate the financial position, results of operations and cash flows of a Non-Owned Medical Group affiliated by means of a service agreement if the Non-Owned Medical Group is a VIE and the Company is its primary beneficiary. An Affiliated Practice would be considered a VIE if (a) it is thinly capitalized (i.e., the equity is not sufficient to fund the Non-Owned Medical Group’s activities without additional subordinated financial support) or (b) the equity holders of the Non-Owned Medical Group as a group have one of the following four characteristics: (i) lack the power to direct the activities that most significantly affect the Non-Owned Medical Group’s economic performance, (ii) possess non-substantive voting rights, (iii) lack the obligation to absorb the Non-Owned Medical Group’s expected losses, or (iv) lack the right to receive the Non-Owned Medical Group’s expected residual returns.
The characteristics of both (a) and (b) do not exist and as such the Non-Owned Medical Group’s do not represent VIEs. Accordingly, the Company has not consolidated the financial position, results of operations or cash flows of the Non-Owned Medical Group’s that are affiliated with the Company by means of a service agreement for the years ended December 31, 2020, 2019 and 2018. Each time that it enters into a new service agreement or enters into a material amendment to an existing service agreement, the Company considers whether the terms of that agreement or amendment would change the elements it considers in accordance with the VIE guidance. The same analysis was performed for the Affiliated Practices of Owned Medical Groups, which have contractual relationships with Privia through the SSA, and the Company determined they do not represent VIEs as they do not meet the criteria in ASC 810 for similar reasons outlined above.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosure. On an on-going basis, we evaluate significant estimates and assumptions, including, but not limited to, revenue recognition, share-based compensation, estimated useful lives of assets, intangible assets subject to amortization, and the computation of income taxes. Future events and their effects cannot be predicted with certainty; accordingly, the Company’s accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of the financial statements will change as new events occur, as more experience is acquired, as additional information is obtained, and as the Company’s operating environment changes. Management evaluates and updates assumptions and estimates on an ongoing basis. Actual results may differ from these estimates under different assumptions or conditions.
Operating Segments
The Company determined in accordance with ASC 280, Segment Reporting (“ASC 280”) that the Company operates in and reports as a single operating segment, and therefore one reporting segment – Privia Health Group, Inc. Refer to Note 15 “Segment Financial Information” for additional information concerning the Company’s services.
Deferred Offering Costs
The Company capitalizes within other assets certain legal, accounting and other third-party fees that are directly related to the Company’s in-process equity financings, including the planned initial public offering, until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds received as a result of the offering. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are immediately written off to operating expenses. As of December 31, 2020, deferred offering costs capitalized was $1.1 million. There were no deferred offering costs capitalized as of December 31, 2019.
Coronavirus Aid, Relief and Economic Stimulus Act (“CARES Act”)
The current COVID-19 pandemic had an impact on our results of operations, cash flow and financial position for the period ended and as of December 31, 2020, as we experienced lower volumes than anticipated and shifts in the mix of services provided after the onset of the pandemic in the United States. We are closely monitoring the impact of the pandemic on all aspects of our business, including impacts to employees, customers, patients, suppliers and vendors.
The length and severity of the pandemic, coupled with related governmental actions including relief acts and actions relating to our workforce at federal, state and local levels, and underlying economic disruption will determine the ultimate short-term and long-term impact to our business operations and financial results. To date, we have seen shifts in demand and mix of services, changes in referral patterns, and an increase in usage and reliance on our technology infrastructure, among other changes. We are unable to predict the myriad of possible issues that could arise or the ultimate effect to our businesses as a result of the unknown short, medium and long-term impacts that the pandemic will have on the United States economy and society as a whole.
On March 27, 2020, the CARES Act was passed. It is intended to provide economic relief to individuals and businesses affected by the coronavirus pandemic. It also contains provisions related to healthcare providers’
operations and the issues caused by the coronavirus pandemic. The following are significant economic impacts for Privia and its subsidiaries as a result of specific provisions of the CARES Act:
•A portion of the CARES Act provides $100 billion (increased to $178 billion pursuant to subsequent legislation) from the Public Health and Social Services Emergency Fund (“Relief Fund”) to certain eligible healthcare providers on the front lines of the coronavirus response.
•The Company received $9.1 million in April 2020, $4.1 million in June 2020 and $0.1 million in December 2020 related to these grants for a total of $13.3 million in grant funds received. Upon accepting the grant, the Company agreed to various terms and conditions, including that the money will be used “only for health care related expenses or lost revenues that are attributable to coronavirus” and that the Company will comply with HHS reporting requirements. The guidance to date is general and broad but does provide some examples of health care related expenses and lost revenue, such as equipment and supplies, workforce training, reporting COVID-19 test results, securing separate facilities for COVID-19 patients and acquiring additional resources to expand or preserve care delivery.
•The Company believes it is in compliance with the various terms and conditions outlined by HHS, and intends to maintain compliance with these specific conditions.
•The Company elected to defer its portion of Social Security taxes in 2020, which may be repaid over two years as follows: 50% by the end of 2021 and 50% by the end of 2022. Approximately $1.8 million is accrued, in accrued expenses on the balance sheet, as of December 31, 2020 related to this deferral as the Company currently intends to repay by the end of 2021.
On December 27, 2020, a second COVID-19 relief bill, The Consolidated Appropriations Act, 2021, was signed into law. Pursuant to this bill, HHS clarified how an entity should calculate lost revenues for purposes of the Provider Relief Funds under the CARES Act. Entities may choose to apply Provider Relief Fund payments toward lost revenue (i) using the difference between 2019 and 2020 actual patient care revenue; (ii) using the difference between 2020 budgeted and 2020 actual patient care revenue; or (iii) using any reasonable method of estimating revenue. Entities selecting the latter option face an increased likelihood of an audit.
There is no U.S. GAAP that covers accounting for such government “grants” to for-profit entities. As a result, the Company analogized to International Accounting Standard 20 – Accounting for Government Grants and Disclosures (“IAS 20”). Under IAS 20, once it is reasonably assured that the entity will comply with the conditions of the grant, the grant money should be recognized on a systematic basis over the periods in which the entity recognizes the related expenses or losses.
All CARES Act funds received have been fully recognized as other revenue through December 31, 2020. Other revenue is a component of total revenue on the statement of operations. However, the rules concerning utilization of the funds continue to evolve and we will continue to comply with those applicable to us, subsequent to year end.
Cash and Cash Equivalents
The Company considers all unrestricted, liquid financial instruments purchased with original maturity dates of three months or less to be cash equivalents. Cash equivalents are stated at cost which approximates fair value.
Accounts Receivable
Substantially all of the Company’s accounts receivable relate to providing health care services to patients whose costs are primarily paid by federal and state governmental authorities or commercial insurance companies. The Company reports accounts receivable at an amount equal to the consideration the Company expects to receive in exchange for providing healthcare services to its patients, which is estimated using historical reimbursement rates, and an analysis of past experience to estimate potential adjustments.
Management writes-off receivables when they are deemed uncollectible because of circumstances that affect the ability of payers and self-pay patients to make payments as they occur. While write-offs of customer accounts have historically been within our expectations and the provisions established, management cannot guarantee that the future write-off experience will be consistent with historical experience, which could result in material differences when compared to the allowance for doubtful accounts and related provisions.
Unearned Revenue
The Company records unearned revenue, which is a contract liability, when it has an obligation to provide services and payment is received in advance of performance of those services.
Property and Equipment, Net
Property and equipment consist of furniture and fixtures, leasehold improvements, and computer hardware and software and are stated at cost, less accumulated depreciation and amortization. Depreciation is recognized on a straight-line method over the assets’ estimated useful lives, which for leasehold improvements are the lesser of the lease terms or the life of the asset, and three to seven years for other property and equipment. Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Property and equipment consisting of leasehold improvements, furniture, computers and office equipment, purchased in connection with the Privia Acquisition was recorded at fair value at the acquisition date.
Internal-Use Software
The Company capitalizes costs related to internal-use software during the application development stage including consulting costs and compensation expenses related to employees who devote time to development projects. Costs incurred in the preliminary stages of development activities and post implementation activities are expensed in the period incurred and included in cost of platform expense in the consolidated statements of operations. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. The Company records capitalized software development costs in property and equipment, net. Capitalized internal-use software costs are amortized on a straight-line basis over the software’s estimated useful life.
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss can be recognized in loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss is based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company did not record any impairment losses on long-lived assets during the years ended December 31, 2020 or 2019.
Goodwill
Goodwill represents the excess of the aggregate purchase price over the estimated fair value of net assets acquired in accordance with ASC Topic 805, Business Combinations (“ASC 805”). In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”), goodwill is recognized as an asset and is tested for impairment annually and between annual tests whenever events or changes in circumstances indicate that impairment may have occurred. Goodwill impairment is assessed based on a comparison of the estimated fair value of each reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. An impairment charge is recognized for the amount that the carrying value exceeds the reporting unit’s fair value. For purposes of the goodwill impairment evaluation, the Company as a whole is considered the reporting unit. The estimated fair value is generally determined using a combination of discounted cash flow analysis and earnings multiplied by a price/
earnings ratio for comparable companies. Potential impairment is indicated when the carrying value of a reporting unit, including goodwill, exceeds its estimated fair value.
For the years ended December 31, 2020 and 2019, there was no impairment loss related to goodwill. For additional details, refer to Note 4 “Goodwill and Intangible Assets, Net.”
Intangible Assets, net
Definite-lived intangible assets represent the estimated fair value of intangible assets acquired in connection with the Privia Acquisition and the Complete Acquisition. Amortization is calculated using the straight-line method over the estimated useful lives of the intangible assets which are as follows:

Trade names	20 years
Consumer customer relationships	10 years
FFS customer relationships	24 years
Complete MD Management Service Agreement	16 years
The Company reviews the carrying value of its finite-lived intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. If these future undiscounted cash flows are less than the carrying value of the asset, then the carrying amount of the asset is written down to its fair value, based on the related estimated discounted future cash flows. The factors considered by management in performing this assessment include current operating results; trends and prospects; the manner in which the intangible assets are used; and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment was recorded for the years ended December 31, 2020 or 2019. Note 4 “Goodwill and Intangible Assets, Net.”
Debt Issuance Costs
Debt issuance costs represent costs incurred to issue the Company’s note payable and are recorded as a direct reduction to the Company’s note payable. These costs are amortized over the term of the applicable indebtedness using the effective interest method. Amortization is included in interest expense in the accompanying consolidated statements of operations and comprehensive income (loss).
Revenue Recognition
Revenue for the year ended December 31, 2018 is presented under ASC Topic 605 (“ASC 605”), Revenue Recognition. Under ASC 605, we recognized revenue when all of the following criteria were met: Persuasive evidence of an arrangement exists; the sales price is fixed or determinable; collection is reasonably assured; and services have been rendered.
Beginning January 1, 2019, we adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective approach. Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, we perform the following five steps:
i.Identify the contract(s) with a customer;
ii.Identify the performance obligations in the contract;
iii.Determine the transaction price;
iv.Allocate the transaction price to the performance obligations in the contract; and
v.Recognize revenue as the entity satisfies a performance obligation.
The cumulative effect of initially adopting ASC 606 was limited to reclassification of bad debt expense, from a general and administrative expense in 2018 to a contra revenue account in 2019 in the amount of $1.5 million for 2019. Bad debt expense had historically been reported within general and administrative expenses, separately from patient service revenue. Under ASC 606, the Company estimates implicit price concessions related to self-pay balances as part of estimating the original transaction price and reports such estimates as reduction of transaction price. The key judgments applicable to revenue recognition under ASC 605 and ASC 606 are similar and are described below.
FFS revenue
FFS-patient care
The Company’s FFS-patient care revenue is primarily generated from providing healthcare services to patients. Providing medical services to patients represents our performance obligation under these third party payer agreements, and accordingly, the transaction price is allocated entirely to that one performance obligation. We recognize revenue as services are rendered and approved by the Privia Providers, which is typically a single day for each service. We receive payment for services from third party payers, as well as from patients who have health insurance, but are also financially responsible for some or all of the service in the form of co-pays, coinsurance or deductibles. Patients who do not have health insurance are required to pay for their services in full.
FFS-patient care revenue is reported net of provisions for contractual allowances from third-party payers and patients. We have certain agreements with third-party payers that provide for reimbursement at amounts different from our standard billing rates. The differences between the estimated reimbursement rates and the standard billing rates are accounted for as contractual adjustments, which are deducted from gross revenue to arrive at FFS-patient care revenue. We determine our estimate of implicit price concessions based on our historical collection experience with classes of patients using a portfolio approach as a practical expedient to account for patient contracts as collective groups rather than individually. The financial statement effects of using this practical expedient are not materially different from an individual contract approach. Subsequent changes to the estimate of the transaction price (determined on a portfolio basis when applicable) are generally recorded as adjustments to revenue in the period of the change. For the years ended December 31, 2020 and 2019, changes in the Company’s estimates of implicit price concessions, contractual adjustments, and expected payments for performance obligations satisfied in prior periods were not significant.
With respect to our treatment of revenue from Owned Medical Groups, it is necessary to assess whether we are the principal or the agent with respect to FFS-patient care revenue in light of the fact that healthcare services are furnished by Privia Providers rather than employees of the Owned Medical Groups. ASC 606-10-55-37A indicates that an entity is a principal if it obtains control of a right to a service to be performed by another party, which gives the entity the ability to direct that party to perform the services to the customer on the entity’s behalf. The Owned Medical Groups, which are each majority-owned and controlled by us, own the contractual relationships with the patients and the third party payers and they direct Privia Providers to perform healthcare services on the Company’s behalf. Although we are prohibited by law from interfering in the physician-patient relationship or making clinical care decisions, our Owned Medical Groups are responsible for the fulfillment of healthcare services to patients. Further, we employ Chief Medical Officers and Medical Directors who provide clinical oversight and direction over the clinical affairs of the Owned Medical Groups. In addition, the Owned Medical Group provides the care coordination activities, patient outreach and education activities, and sets quality standards for our Privia Providers. We also verify that Privia Providers have the proper qualifications (e.g., correct licenses, certificates, etc.) for our Owned Medical Groups, for ourselves and as a delegate on behalf of certain third-party payers. In addition to oversight of health care services, the Owned Medical Group is also the party primarily responsible for providing the services to patients and maintains discretion in establishing pricing for all services through agreements with patients and their insurance payers. The Owned Medical Groups negotiate and enter into provider agreements with third-party payer insurance companies, which outline the obligations of the Owned Medical Group and the third-party payers in connection with providing patient care services to covered patients. This includes setting the reimbursement rate for all services provided by the Owned Medical Groups.
In assessing who is the principal in providing the patient care services, the Company considered who controls the provision of patient care services. As a result of our oversight of Owned Medical Groups (including setting the expectations for the Owned Medical Group’s patients and the commercial payers’ expectations of the Owned Medical Groups) and the contractual relationships with patients and their third-party payers, we are the principal in these relationships.
FFS-administrative services
The Company’s FFS-administrative services business provides administration and management services pursuant to Management Services Agreements (“MSAs”) with Non-Owned Medical Groups.
The Company’s MSAs with the Non-Owned Medical Groups range from 5 – 20 years in duration and outline the terms and conditions of the administration and management services to be provided, which includes revenue cycle management services such as billings and collections, as well as other services, including, but not limited to, payer contracting, information technology services and accounting and treasury services.
In certain MSAs, the Company is paid administrative fees equal to the cost of supplying certain services as outlined in the MSAs, and if applicable, a margin is added to the cost of certain services. The margin, if applicable, is fixed based on the MSAs; however, the cost of supplying certain services can fluctuate during the life of the MSAs.
In certain MSAs, the Company is paid a percentage of net collections. The percentage is fixed per the MSAs; however, the net collections can fluctuate during the life of the contract.
Under each MSA, there is a single performance obligation to provide a series of administration and management services required for the contract period. The Company believes that each Non-Owned Medical Group receives the management and administrative services each day and has concluded that an output method is appropriate for recognizing administrative services fee revenue.
Administrative fees are reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for the provision of administration and management services to the Non-Owned Medical Groups. In addition, certain of our MSAs include rebates to the customers in the event that certain conditions occur. The Company estimates the transaction price using the most likely amount methodology and amounts are included in the net transaction price to the extent that it is probable that a significant reversal will not occur once any uncertainty associated with the variable consideration is subsequently resolved. The Company reduces the amount of FFS – administrative services revenue by the amount of any rebates earned by its customers. No rebates have been earned for years ended December 31, 2020, 2019 and 2018.
VBC revenue
The Company’s VBC business consists of its clinically integrated network and ACOs which bring together independent physician practices within our medical groups to focus on sharing data, improving care coordination, and collaborating on initiatives to improve outcomes and lower healthcare spending. The Company has contracts with the U.S. federal government and large payer organizations that are multi-year in nature typically ranging from three to five years and is paid as follows: (1) Care management fees on a per member per month basis and (2) on a shared savings basis.
Care management
Under the PMPM basis, the Company is paid a PMPM rate for each covered individual who is attributed by the payer to the Company (“attributed members”). The Company records revenue in the month for which the PMPM rate applies and the member was attributed. The PMPM rate is based on a predetermined monthly contractual rate for each attributed member regardless of the volume of care coordination services provided under the contracts with the payers. The PMPM rate varies based on payer and product.
Revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for the provision of care coordination services to its population of attributed members. The Company’s contracts with payers have a single performance obligation that consists of a series of services for the provision of care coordination services for the population of attributed members for the duration of the contract. The transaction price for the contracts is entirely variable, as it is primarily based on a PMPM rate on monthly attributed membership, which can fluctuate during the life of the contract.
The majority of the Company’s net PMPM transaction price relates specifically to its efforts to transfer the service for a distinct increment of the series and is recognized as revenue in the month in which attributed members are entitled to care coordination services.
Shared Savings
Under the shared savings basis, the Company is offered financial incentives to increase their accountability for the cost, quality and efficiency of the care provided to the population of attributed members. The Company is paid the financial incentives when, for a given twelve-month measurement period, their performance on quality of care and utilization meets or exceeds the standards set by the payers as outlined in the contracts and when savings are achieved for medical costs associated with the population of attributed members. The payers analyze the activities during the measurement period using the agreed upon benchmarks, metrics and performance criteria to determine the appropriate payments to the Company.
The Company estimates the transaction price by analyzing the activities during the relevant time period in contemplation of the agreed upon benchmarks, metrics, performance criteria, and attribution criteria based on those and any other contractually defined factors. Revenue is not recorded until the price can be estimated by the Company and to the extent that it is probable that a significant reversal will not occur once any uncertainty associated with the variable consideration is subsequently resolved. Revenue is recorded during the period when the services were provided during a pre-set twelve-month annual measurement period.
Other Revenue
The remainder of our revenue is derived from leveraging our existing base of providers and patients to deliver value-oriented services such as concierge services, virtual visits, virtual scribes and coding, clinical trials, behavioral health management, and partnerships with self-insured employers to offer direct primary care to their employees. CARES Act funds received have been recorded within other revenue on the statement of operation through December 31, 2020.
Fair Value of Financial Instruments
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, other receivables, accounts payable, notes payable to related parties and note payable. The Company considers the carrying values of cash and cash equivalents, accounts receivable, other receivables, accounts payable, notes payable to related parties and note payable to be indicative of their respective fair values. The carrying amount for notes payable is deemed to approximate fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three level hierarchy for fair value measurements exists based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial instruments are considered Level 1 assets and liabilities, with the exception of note payable which is considered Level 2.
Non-Controlling Interest
The non-controlling interest represents the equity interest of the non-controlling equity holders and results of operations of Complete MD Solutions LLC, PMSO and our Owned Medical Groups. The consolidated financial statements include all assets, liabilities, revenues, and expenses of less-than-100%-owned affiliates where the Company has a controlling financial interest. The Company has separately reflected net income attributable to the non-controlling interests in net income in the consolidated statements of operations.
Income Taxes
The Company accounts for income taxes in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires that income tax accounts be computed using the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Should the Company determine that it is more likely than not that some portion or all of its deferred tax assets will not be realized, a valuation allowance to the deferred tax assets would be established in the period such determination was made. State corporate taxes were calculated based on a blended rate calculated based on the Company’s allocation and apportionment to the states. Calculation under the blended rate does not result in a material difference.
ASC 740 requires an entity to recognize the financial statement impact of a tax position when it is more likely than not that the position will be sustained upon examination. If the tax position meets the more likely than not recognition threshold, the tax effect is recognized at the largest amount of the benefit that has greater than a fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance for classification, interest and penalties, accounting in interim periods, disclosure, and transition. ASC 740 requires that a liability created for unrecognized tax benefits be presented as a separate liability and not combined with deferred tax liabilities or assets.
At December 31, 2020, and 2019, the Company believes it has appropriately accounted for any unrecognized tax benefits. To the extent the Company prevails in matters for which a liability for an unrecognized tax benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense recognized during the year. The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. As of December 31, 2020, the periods subject to examination by the Company’s major jurisdictions (Federal and various states) are generally for the years December 31, 2017 through December 31, 2019.
Physician and Practice Liability
The Company has certain amounts payable to its physicians and their related physician practices that represent physician salaries and other required distributions pursuant to the service agreements which have not yet been paid.
Leases
Under ASC Topic 840, Leases, the Company has non-cancelable operating lease arrangements for corporate offices. The company recognizes rent expense on a straight-line basis over the lease term. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent and amortized over the lease term. The Company records deferred rent under other current liabilities and non-current liabilities on the consolidated balance sheets. As of December 31, 2020 and 2019, total deferred rent was $5.3 million and $4.9 million, respectively.
Physician and Practice Expense
Physician payments are set payments made to physicians associated with Owned Medical Groups. These payments are set and adjusted as necessary, pursuant to Owned Medical Groups’ Board of Directors’ approved guidelines with variances specifically approved by the Owned Medical Groups’ Board of Directors. Practice related payments are used to cover an Affiliated Practice’s staff salary and benefits, medical supplies, rent and other occupancy costs, insurance and office supplies. Affiliated Practices are not owned by the Company and the Company bears no responsibility for any losses incurred by Affiliated Practices. Affiliated Practices are paid a variable amount based on collections and the services provided.
Cost of Platform
Cost of platform represents the direct costs the Company incurs to provide services to our Privia Physicians and their practices. It includes third-party electronic medical records and practice management software expenses, employee-related expenses, including salaries and employee benefits costs, as well as consulting expenses, travel-related expenses and technology related expenses for the team. Third-party electronic medical records and practice management software expenses are paid on a percentage of revenue basis, while employee-related expenses are variable based on the number of employees used to service our implemented physicians.
Sales and Marketing
Sales and marketing expenses consist of employee-related expenses, including salaries, commissions, and employee benefits costs, for all of the Company’s employees, engaged in marketing, sales, community outreach, and sales support. These employee-related expenses capture all costs for both our field-based and corporate sales and marketing teams. Sales and marketing expenses also include central and community-based advertising to generate greater awareness, engagement, and retention among our current and prospective patients as well as the infrastructure required to support all of our marketing efforts.
General and Administrative
Corporate, general and administrative expenses include employee-related expenses, including salaries and related costs and share-based compensation, technology infrastructure, operations, clinical and quality support, finance, legal, human resources, and development departments. In addition, general and administrative expenses include all corporate technology and occupancy costs.
Advertising Costs
Advertising costs for the Company are expensed as incurred. Advertising expense was approximately $0.8 million, $1.0 million and $0.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Share-Based Compensation
The Company accounts for share-based compensation in accordance with the expense recognition provisions of ASC 718, Compensation–Stock Compensation (“ASC 718”), which requires the issuer to recognize compensation expense for all share-based payments made to employees based on the fair value of the share-based payment at the date of grant. The estimated fair value of share-based payments granted to the Company’s employees is determined using the Monte-Carlo option pricing model, which requires inputs based on certain subjective assumptions, including expected term of the option, expected stock price volatility, the risk free interest rate for a period that approximates the expected term of the option and the Company’s expected dividend yield (See Note 9 “Share-Based Compensation”). The share-based payments granted to employees of the Company do not have quoted market prices, and changes in subjective input assumptions can materially affect the fair value estimate. The Company records share-based compensation forfeitures as a reversal of previously recognized compensation expense.
Net Income (Loss) per Share Attributable to Common Stockholders
Basic net income (loss) per share attributable to common stockholders is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period.
The treasury stock method is used to consider the effect of the potentially dilutive stock options. Diluted net income (loss) attributable to common stockholders is computed by adjusting income (loss) attributable to common stockholders to allocate undistributed earnings based on the potential impact of dilutive securities, including outstanding stock options. Diluted net (loss) income per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period, including common stock equivalents. In periods when the Company has incurred a net loss, options to purchase common stock are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.
Recently Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU No. 2014-09 creates a five-step model that requires companies to exercise judgment when considering all relevant facts and circumstances in the determination of when and how revenue is recognized and requires entities to recognize revenues when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance in ASU 2014-09 supersedes the FASB’s previous revenue recognition requirements and most industry-specific guidance. The provisions of ASU 2014-09 became effective for the Company for annual reporting periods beginning after December 15, 2018. On January 1, 2019 the Company adopted ASC 606 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. The adoption of ASU 2014-09 did not have a material impact on the Company’s consolidated financial statements other than $1.5 million being reclassified as a contra revenue, instead of bad debt expense in general and administrative expenses. For the year ended December 31, 2018, bad debt expense of $0.2 million continues to be reported within general and administrative expenses. For additional details refer to Note 1 “Organization and Summary of Significant Accounting Policies” and Note 3 “Revenue.”
Recently Issued Accounting Pronouncements Pending Adoption
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Upon the effective date, ASU 2016-02 will supersede the current lease guidance in Topic 840, Leases. Under the new guidance, lessees will be required to recognize for all leases, with the exception of short-term leases, a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis. Concurrently, lessees will be required to recognize a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The provisions of ASU 2016-02 are effective for the Company for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The guidance must be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative periods presented in the consolidated financial statements. The Company will adopt this standard on January 1, 2021 and the impact is expected to result in the recognition of operating right-of-use assets of approximately $6.0 million and operating lease liabilities of approximately $11.3 million.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (CECL). The new credit losses standard changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, contract assets recognized as a result of applying ASU 2014-09, loans and certain other instruments, entities will be required to use a new forward looking “expected loss” model that generally will result in earlier recognition of credit losses than under today’s incurred loss model. CECL is effective for the Company for annual reporting periods beginning after December 15, 2020. The Company is currently evaluating the impact of CECL on its consolidated financial statements but does not expect the adoption of this guidance to have a material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12). ASU 2019-12 eliminates certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for the Company for annual reporting periods beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2019-12 on its consolidated financial statements.
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The ASU provides temporary relief from some of the existing rules governing contract modifications when the modification is related to the replacement of the London Interbank Offered Rate (“LIBOR”) or other reference rates discontinued as a result of reference rate reform. The ASU specifically provides optional practical expedients for contract modification accounting related to contracts subject to ASC 310, Receivables, ASC 470, Debt, ASC 842, Leases, and ASC 815, Derivatives and Hedging. The ASU also establishes a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and certain elective hedge accounting expedients. For eligible contract modifications, the principle generally allows an entity to account for and present modifications as an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. That is, the modified contract is accounted for as a continuation of the existing contract. The standard was effective upon issuance on March 12, 2020, and the optional practical expedients can generally be applied to contract modifications made and hedging relationships entered into on or before December 31, 2022. Borrowings under the Company’s note payable agreement bear interest based on LIBOR or an alternate rate. Provisions currently provide the Company with the ability to replace LIBOR with a different reference rate in the event that LIBOR ceases to exist.
Organization and Summary of Significant Accounting Policies
Organization
Privia Health Group, Inc. (NASDAQ: PRVA) (“we”, “our” the “Company”), became the sole shareholder of PH Group Holdings Corp. (“PH Holdings”) (formerly Brighton Health Services Holding Corporation) effective August 11, 2016. At the time, the Company was a wholly owned subsidiary of Brighton Health Group Holdings, LLC (“BHG Holdings”) (formerly MC Acquisition Holdings I, LLC, HoldCo).
The Company uses the same operational and financial model in each market. As of September 30, 2021, Privia operates in six markets: 1) the Mid-Atlantic Region (states of Virginia, Maryland and the District of Columbia); 2) the state of Georgia; 3) the Gulf Coast Region (Houston, Texas); 4) North Texas (Dallas/Fort Worth, Texas); 5) Central Florida and 6) the state of Tennessee.
Medical groups are formed in each market with the primary purpose to operate as a physician group practice with healthcare services being furnished through physician members (“Privia Physicians”) and non-physician clinicians (together, “Privia Providers”) supervised by Privia Physicians.
The Company also forms local management companies to provide administrative and management services (“MSOs”) to the medical groups through a Management Services Agreement (“MSA”) in each market. The Company owns 100% of all MSOs, except two where the Company is at least the majority owner.
Initial Public Offering
On May 3, 2021, the Company closed its initial public offering (“IPO”) of 22,425,000 shares of the Company’s common stock, $0.01 par value per share, at an offering price of $23.00 per share. On May 3, 2021, the Company also sold 4,000,000 shares to an affiliate of Anthem, Inc. (“Anthem”) in a private placement. In aggregate, the shares issued in the offering and Anthem private placement generated gross proceeds of $223.7 million and $211.0 million in net proceeds, which is net of underwriters’ discounts and commissions, and other offering costs.
Basis of Presentation
The condensed consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its subsidiaries. Amounts shown on the condensed consolidated statements of operations within the operating expense categories of physician and practice expense, cost of platform, selling and marketing, and general and administrative are recorded exclusive of depreciation and amortization.
All significant intercompany transactions are eliminated in consolidation.
The results of operations for the three and nine months ended September 30, 2021, are not indicative of the results to be expected for the full fiscal year ending December 31, 2021. The condensed balance sheet at December 31, 2020, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. In the opinion of management, all adjustments (consisting of only normal and recurring adjustments) considered necessary for a fair statement have been included.
Variable Interest Entities
Management evaluates the Company’s ownership, contractual, and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors.
Privia Physicians join the medical group in their geographic market as an owner of such medical group. Certain of our medical groups are majority-owned by the Company (each, an “Owned Medical Group”), with Privia
Physicians owning a minority interest, and some medical groups are owned entirely by Privia Physicians (each, a “Non-Owned Medical Group”). The Company evaluated its relationship with Non-Owned Medical Groups and their historic practice entities (the “Affiliated Practices”) as well as its relationship with Affiliated Practices associated with Owned Medical Groups to determine if any of these entities should be subject to consolidation. The Company does not have ownership interest in any Affiliated Practices; nor does the Company have an ownership in Non-Owned Medical Groups. The Physician Member Services Agreement (“PMSA”) and Support Services Agreement (“SSA”) entered by Non-Owned Medical Groups with their Privia Physician members and the Affiliated Practices are not contractual relationships within Privia’s legal structure. The only contractual relationship between Privia and Non-Owned Medical Groups is established through the MSA. Management has determined, based on the provisions of the MSAs between the Company and Non-Owned Medical Groups, and after considering the requirements of Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), the Company is not required to consolidate the financial position or results of operations of the Affiliated Practices associated with Owned Medical Groups; nor is it required to consolidate the financial position or results of operations of Non-Owned Medical Groups (and, therefore, the Company is not required to consolidate the Affiliated Practices of the Non-Owned Medical Groups).
Based on the Company’s evaluations, Non-Owned Medical Groups do not represent VIEs. Accordingly, the Company has not consolidated the financial position, results of operations or cash flows of the Non-Owned Medical Groups that are affiliated with the Company by means of a SSA for the nine months ended September 30, 2021 and 2020. Each time the Company enters into a new service agreement or enters into a material amendment to an existing service agreement, the Company considers whether the terms of that agreement or amendment would change the elements it considers in accordance with the VIE guidance. The same analysis was performed for the Affiliated Practices of Owned Medical Groups, which have contractual relationships with Privia through SSAs, and the Company determined they do not represent VIEs as they do not meet the criteria in ASC 810.
Emerging Growth Company Status
We are an emerging growth company under the Jumpstart Our Business Startups Act (the “JOBS Act”). The JOBS Act provides that an emerging growth company can delay adopting new or revised accounting standards until such time as those standards apply to private companies. We have irrevocably elected to avail ourselves of this exemption and, therefore, we will not be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies.
Subject to certain conditions set forth in the JOBS Act, if, as an “emerging growth company”, we choose to rely on such exemptions, we may not be required to, among other things, (i) provide an auditor’s attestation report on our system of internal controls over financial reporting pursuant to Sarbanes-Oxley Act of 2002, Section 404, (ii) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act, (iii) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board (“PCAOB”) regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis), and (iv) hold non-binding advisory votes on executive compensation and obtain shareholder approval of any golden parachute payments not previously approved. These exemptions will apply for a period of five years following the completion of our IPO or until we are no longer an “emerging growth company,” whichever is earlier.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosure. On an on-going basis we evaluate significant estimates and assumptions, including, but not limited to, revenue recognition, stock-based compensation, estimated useful lives of assets, intangible assets subject to amortization, and the computation of income taxes. Future events and their effects cannot be predicted with certainty; accordingly, the Company’s accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of the financial statements will change as new events occur, as more experience is acquired, as additional information is obtained, and as the Company’s operating environment changes. Management evaluates and updates assumptions and estimates on an ongoing basis. Actual results may differ from these estimates under different assumptions or conditions.
Operating Segments
The Company determined in accordance with ASC 280, Segment Reporting (“ASC 280”) that the Company operates in and reports as a single operating segment, and therefore one reporting segment – Privia Health Group, Inc. Refer to Note 14 “Segment Financial Information” for additional information concerning the Company’s services.
Coronavirus Aid, Relief and Economic Stimulus Act (“CARES Act”)
The current COVID-19 pandemic had an impact on our results of operations, cash flow and financial position for the three and nine months ended and as of September 30, 2021 and 2020, as we experienced lower volumes than anticipated and shifts in the mix of services provided after the onset of the pandemic in the United States. See the Prospectus for additional information on impacts during 2020. We are closely monitoring the impact of the pandemic on all aspects of our business including impacts to employees, customers, patients, suppliers and vendors.
On March 27, 2020, the CARES Act was passed. It is intended to provide economic relief to individuals and businesses affected by the coronavirus pandemic. It also contains provisions related to healthcare providers’ operations and the issues caused by the coronavirus pandemic. The following are significant economic impacts for the Company and its subsidiaries as a result of specific provisions of the CARES Act for the three and nine month periods ended September 30, 2021:
•The Company elected to defer its portion of Social Security taxes in 2020, which may be repaid over two years as follows: 50% by the end of 2021 and 50% by the end of 2022. Approximately $1.6 million is recorded in accrued expenses on the balance sheet as of September 30, 2021 related to this deferral and the Company intends to remit payment by the end of 2021; and
•The Company received $13.3 million in grant funds from the Provider Relief Fund under the CARES Act during the nine months ended September 30, 2020. No funds were received from the Provider Relief Fund under the CARES Act during the nine months ended September 30, 2021.
Non-Controlling Interest
The non-controlling interest represents the equity interest of the non-controlling equity holders in results of operations of Complete MD Solutions LLC, Privia Management Services Organization (“PMSO”) and our Owned Medical Groups. The condensed consolidated financial statements include all assets, liabilities, revenues, and expenses of less-than-100%-owned affiliates where the Company has a controlling financial interest. The Company has separately reflected net income attributable to the non-controlling interests in net income in the condensed consolidated statements of operations.
Significant Accounting Policies
The Company described its significant accounting policies in Note 1 of the notes to condensed consolidated financial statements for the year ended December 31, 2020 in the Prospectus. During the three and nine months ended September 30, 2021, there were no significant changes to those accounting policies, other than those policies impacted by the new accounting pronouncements adopted during the period noted below and further described below in “Recently Adopted Accounting Pronouncements.”
Leases
Beginning January 1, 2021, the Company accounts for its leases in accordance with ASU 2016-2, Leases (Topic 842). The Company evaluates whether a contract is or contains a lease at the inception of the contract. Upon lease commencement, which is defined as the date on which a lessor makes the underlying asset available to the Company for use, the Company classifies the lease as either an operating or finance lease. The Company’s leases primarily consist of operating leases for office space in certain states in which we operate. The Company also has operating leases for equipment, which are not significant.
Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are measured at the present value of the remaining, fixed lease payments at lease commencement. The Company uses its incremental borrowing rate, adjusted for the effects of collateralization, based on the information available at the later of adoption, inception, or modification in determining the present value of lease payments. Right-of-use assets are measured at an amount equal to the initial lease liability, plus any prepaid lease payments (less any incentives received) and initial direct costs, at the lease commencement date. The Company has elected to account for lease and non-lease components as a single lease component for its facility leases. As a result, the fixed payments that would otherwise be allocated to the non-lease components are accounted for as lease payments and are included in the measurement of the Company’s right-of-use asset and lease liability. Lease expense for lease payments is recognized on a straight-line basis over the lease term in general and administrative expense on the condensed consolidated statements of operations.
The Company does not recognize a lease liability or right-of-use asset on the balance sheet for short-term leases. Instead, the Company recognizes short-term lease payments as an expense on a straight-line basis over the lease term. A short-term lease is defined as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. When determining whether a lease qualifies as a short-term lease, the Company evaluates the lease term and the purchase option in the same manner as all other leases.
Recently Adopted Accounting Pronouncements
The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), as of January 1, 2021 using the modified retrospective transition approach for leases which existed on that date. Prior comparative periods were not adjusted and continue to be reported in accordance with Accounting Standards Codification (“ASC”) Topic 840, Leases. The Company elected the package of practical expedients that permitted the Company not to reassess the Company’s prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight practical expedient. The adoption of the standard resulted in the recognition of operating right-of-use assets of approximately $6.0 million and operating lease liabilities of approximately $11.3 million. Refer to Note 4 “Leases” for additional details. The difference between the operating lease right-of-use assets and operating lease liabilities resulted from the reclassification of deferred rent. Adoption of the standard did not have a material impact on the consolidated statements of operations or cash flows for the three months and nine months ended September 30, 2021. The Company did not recognize a cumulative-effect adjustment to retained earnings upon adoption.
On January 1, 2021, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“CECL”), which replaces the incurred loss approach for recognizing credit losses on financial instruments with an expected loss approach. The expected loss approach is subject to management judgments using assessments of incurred credit losses, assessments of current conditions, and forecasts using reasonable and supportable assumptions. The Company adopted the standard using a modified retrospective approach which resulted in no adjustments to the allowance for credit losses and no cumulative-effect adjustment to retained earnings. The Company regularly reviews the adequacy of the allowance for credit losses based on a combination of factors, including historical losses adjusted for current market conditions, the Company's customers' financial condition, delinquency trends, aging behaviors of receivables and credit and liquidity indicators for industry groups, and future market and economic conditions. As of September 30, 2021, the allowance for credit losses was not material.
Recently Issued Accounting Pronouncements Pending Adoption
In March 2020, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12). ASU 2019-12 eliminates certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for the Company for the year ending December 31, 2022. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2019-12 on its condensed consolidated financial statements.
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The ASU provides temporary relief from some of the existing rules governing contract modifications when the modification is related to the replacement of the London Interbank Offered Rate (“LIBOR”) or other reference rates discontinued as a result of reference rate reform. The ASU specifically provides optional practical expedients for contract modification accounting related to contracts subject to ASC 310, Receivables, ASC 470, Debt, ASC 842, Leases, and ASC 815, Derivatives and Hedging. The ASU also establishes a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and certain elective hedge accounting expedients. For eligible contract modifications, the principle generally allows an entity to account for and present modifications as an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. That is, the modified contract is accounted for as a continuation of the existing contract. The standard was effective upon issuance on March 12, 2020, and the optional practical expedients can generally be applied to contract modifications made and hedging relationships entered into on or before December 31, 2022. Borrowings under the Company’s Credit Facilities bear interest based on LIBOR or an alternate rate. Provisions currently provide the Company with the ability to replace LIBOR with a different reference rate in the event that LIBOR ceases to exist.